INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
External Customers [Member]
Segment Reporting Information [Line Items]
Percentage	100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	49.00%	41.00%	44.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage	16.00%	22.00%	28.00%
Asia (other than japan) [Member]
Segment Reporting Information [Line Items]
Percentage	26.00%	30.00%	22.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	9.00%	7.00%	6.00%